Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company has prepared the accompanying unaudited consolidated financial statements in accordance with accounting principles generally accepted in the United States of America for interim financial information. In our opinion, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-months ended June 30, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United State of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission.

Since Tempus was deemed the accounting acquirer in the Business Combination, which was consummated on July 31, 2015, the historical financial information for the year ended December 31, 2014 and the six months ended June 30, 2015 reflects the financial information and activities only of Tempus. In conjunction with the Business Combination, all outstanding membership interests of Tempus were exchanged for shares of the Company’s common stock. The historical members’ equity of Tempus (which is a limited liability company) has been retroactively adjusted to reflect the stockholders’ equity structure of Tempus Holdings (which is a corporation), using the respective exchange ratios established in the Business Combination, which reflects the number of shares Tempus Holdings issued to the members of Tempus upon the consummation of the Business Combination. Accordingly, all shares and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retrospectively, where applicable, to reflect the respective exchange ratios established in the Business Combination. For details on the exchange of Tempus’ membership interests for shares of the Company’s common stock in connection with the Business Combination, refer to the Company’s Current Report on Form 8-K filed with the SEC on August 6, 2015.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Tempus Holdings and its wholly-owned subsidiaries, Tempus, GAS and Tempus Manx Aviation Limited. Significant inter-entity accounts and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Tax

Income Tax

Prior to the Business Combination, Tempus was a limited liability company; therefore, the taxable income or loss is allocated to the members in accordance with the operating agreement and is reflected in their income taxes. The accompanying consolidated financial statements do not reflect a provision or liability for Federal or state income taxes. The Company has determined that it has no material unrecognized tax benefits or obligations as of June 30, 2015. The members’ income tax filings are subject to audit by varying taxing authorities depending on their physical residence. All members reside in the United States of America.

ncome Tax

The Company complies with the accounting and reporting requirements of FASB ASC 740, “Income Taxes”, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for the differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is established when necessary to reduce deferred tax assets when it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized. As of December 31, 2014, 2013 and 2012, the Company had net deferred tax assets of approximately $951,000, $378,000 and $21,000, respectively, before any valuation allowance, mainly related to change in the fair value of its warrant liability, net operating loss carry forwards and startup costs. The income taxes differed from the 35% expected rate due to the valuation allowance on its deferred tax assets. Management has determined that a full valuation allowance of the deferred tax asset is appropriate at this time.

As of December 31, 2014, the Company has federal net operating loss carryforwards of $108,000 that will begin to expire in 2032.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48) (now incorporated into FASB ASC 740, Income Taxes), sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained upon examination by taxing authorities. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2014. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Company files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions.  The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of December 31, 2014.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws.

We estimate our annual franchise tax obligations, based on the number of shares of our common stock authorized and outstanding to be approximately $80,000.

Revenue Recognition

Revenue Recognition

The Company uses the percentage-of-completion method for accounting for long-term aircraft maintenance and modification fixed-price contracts to recognize revenues and receivables for financial reporting purposes.  No aircraft modification contracts were in progress during the six-months ended June 30, 2015. Revenues from firm fixed price contracts are measured by the percentage of costs incurred to date to estimated total costs for each contract.  Revenues from time-and-material line items are measured by direct labor hours or flight hours incurred during the period at the contracted hourly rates plus the cost of materials, if applicable. Revenue on leased aircraft and equipment representing rental fees and financing charges are recorded on a straight line basis over the term of the leases.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of cash flow, the Company considers all cash accounts which are not subject to withdrawal restrictions or penalties, and highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Restricted Cash	Restricted Cash The Company considers cash or highly liquid debt instruments on deposit with financial institutions which are held to secure an obligation by the Company to be restricted cash.
Accounts Receivable

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest.

The Company will establish an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other relevant information.  Management believes that its contract acceptance, billing and collection policies are adequate to minimize the potential credit risk associated with accounts receivable.  The Company considers the current accounts receivable balance to be fully collectible.  Accordingly, no allowance has been recorded at June 30, 2015.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Maintenance and repairs, including replacement of minor items of physical properties, are charged to expense; major additions to physical properties are capitalized.

Depreciation will be computed on a straight-line basis over the estimated service lives of the assets as follows:

Years
Computer equipment	3-5

It is the Company’s policy to commence depreciation upon the date that assets are placed into service. As of June 30, 2015 the Company has not recognized any depreciation.

Intangibles

Intangibles

Intangibles are stated at cost, less accumulated amortization. Intangibles consist of computer software as well as independent research and development associated with the development of supplemental type certificates (“STCs”).

STCs are authorizations granted by the Federal Aviation Administration (“FAA”) for specific modification of a certain aircraft. The STC authorizes us to perform modifications, installations, and assemblies on applicable customer-owned aircraft. Costs incurred to obtain STCs are capitalized and subsequently amortized against revenue generated from aircraft modifications associated with the STC. The costs are expensed as services on each aircraft through costs of sales using the units of production method. The legal life of an STC is indefinite. We believe we have enough future sales to fully amortize our STC development costs.

It is the Company’s policy to commence amortization of software upon the date that assets are placed into service. As of June 30, 2015, the Company has not recognized any amortization. Amortization will be computed on a straight-line basis over the estimated service lives of the assets as follows:

Years
Computer software	3-5

Fair Value of Financial Instruments	Fair Value of Financial Instruments The Company does not have any assets or liabilities measured at fair value on a recurring or non-recurring basis.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures”, approximates the carrying amounts represented in the accompanying balance sheets.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. ASU 2014-10 eliminates the definition of a development stage entity in U.S accounting standards and removes all disclosure requirements, including the elimination of inception-to-date information on the consolidated statements of operations, cash flows and member’s equity related to the financial reporting distinction between development stage enterprises and other reporting entities. The amendments in ASU 2014-10 will be effective prospectively for annual reporting periods beginning after December 15, 2014, and interim periods within those annual periods, however, early adoption is permitted. Tempus evaluated and adopted ASU 2014-10 effective December 4, 2014 (date of inception) and therefore eliminated all incremental disclosures related to the six months ended June 30, 2015.

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Net Loss Per Common Share

Net Loss Per Common Share

Net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding for the period. For all periods presented, the Company did not have any dilutive securities and other contracts that could potentially be exercised or converted into common shares and then share in the earnings of the Company. As a result, diluted loss per common share is the same as basic loss per share for periods presented.

Cash and Investments Held in Trust Account		Cash and Investments Held in Trust Account The Company records the cash and investments held in the Trust Account in accordance with ASC Topic 820, “Fair Value Measurements and Disclosures.”
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Redeemable Common Stock

Redeemable Common Stock

As discussed in Note 1, all of the common shares sold as part of the units in the public offering and still outstanding at December 31, 2014 contain a redemption feature which allows for the redemption of common shares under the Company’s liquidation or tender offer/stockholder approval provisions. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity.

Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC Topic 480. Although the Company does not specify a maximum redemption threshold, its charter provides that in no event will they redeem its public shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock shall be affected by charges against the par value of common stock and retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital in accordance with ASC Topic 480-10-S99. Accordingly, at December 31, 2014, 2013 and 2012, public shares of 5,053,083, 6,180,953 and 6,283,617, respectively, are classified outside of permanent equity at its redemption value. The redemption value (approximately $10.00 at December 31, 2014) is equal to the pro rata share of the aggregate amount then on deposit in the Trust Account, including any amounts representing interest earned on the Trust Account, less any interest released to the Company for working capital purposes or the payment of taxes.